Debentures (Details Narrative)	12 Months Ended
Dec. 31, 2023
Debentures [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings, maturity	July 2, 2025
Bottom of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted average coupon interest rate	8.00%
Top of range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Weighted average coupon interest rate	10.00%